Investment Objectives and Goals	Sep. 30, 2025
Amplify AI Powered Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY AI POWERED EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify AI Powered Equity ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the AI Powered Equity Index (the “Index”).
Amplify Bloomberg AI Value Chain ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY BLOOMBERG AI VALUE CHAIN ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Bloomberg AI Value Chain ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Bloomberg AI Value Chain Total Return Index (the “Index”).

Amplify Travel Tech ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY TRAVEL TECH ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Travel Tech ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Prime Travel Technology Index NTR (the “Index”).
Amplify Bitcoin Max Income Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY BITCOIN MAX INCOME COVERED CALL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Bitcoin Max Income Covered Call ETF seeks to maximize current income through a covered call strategy tied to the investment exposure to the price return of bitcoin.
Amplify Lithium & Battery Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Lithium & Battery Technology ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Lithium & Battery Technology Index (the “Index”).

Amplify Bitcoin 2% Monthly Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY BITCOIN 2% MONTHLY OPTION INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Bitcoin 2% Monthly Option Income ETF seeks to balance high income and capital appreciation through investment exposure to the price return of bitcoin and a covered call strategy.
Amplify Blockchain Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY BLOCKCHAIN TECHNOLOGY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Blockchain Technology ETF seeks to provide investors with total return.
Amplify Seymour Cannabis ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY SEYMOUR CANNABIS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Seymour Cannabis ETF seeks to provide investors capital appreciation.
Amplify Cash Flow Dividend Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY CASH FLOW DIVIDEND LEADERS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Cash Flow Dividend Leaders ETF seeks investment results that generally track the total return performance (before fees and expenses) of the Kelly US Cash Flow Dividend Leaders Index (the “Index”).

Amplify CWP Enhanced Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The Amplify CWP Enhanced Dividend Income ETF seeks to provide a high level of risk-adjusted total return through a combination of current income and capital appreciation.
Amplify Etho Climate Leadership U.S. ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY ETHO CLIMATE LEADERSHIP US ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Etho Climate Leadership U.S. ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Etho Climate Leadership Index — US (the “Index”).

Amplify Video Game Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY VIDEO GAME LEADERS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Video Game Leaders ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the VettaFi Video Game Leaders Index (the “Index”).
Amplify Cybersecurity ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY CYBERSECURITY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Cybersecurity ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Nasdaq ISE Cyber Security Select Index (the “Index”).
Amplify COWS Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY COWS COVERED CALL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investors with current income.
Amplify Online Retail ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY ONLINE RETAIL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Online Retail ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index (the “Index”).
Amplify CWP International Enhanced Dividend Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY CWP INTERNATIONAL ENHANCED DIVIDEND INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The Amplify CWP International Enhanced Dividend Income ETF seeks to provide current income as its primary investment objective and
Objective, Secondary [Text Block]	to provide capital appreciation as its secondary investment objective.
Amplify Digital Payments ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY DIGITAL PAYMENTS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Digital Payments ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Nasdaq CTA Global Digital Payments™ Index (the “Index”).

Amplify BlackSwan ISWN ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY BLACKSWAN ISWN ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify BlackSwan ISWN ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network International BlackSwan Index (the “Index”).
Amplify BlueStar Israel Technology ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY BLUESTAR ISRAEL TECHNOLOGY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify BlueStar Israel Technology ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the BlueStar Israel Global Technology Index™ (“BIGITech®™” or the “Index”).

Amplify Alternative Harvest ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY ALTERNATIVE HARVEST ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Alternative Harvest ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Prime Alternative Harvest Index (the “Index”).
Amplify CWP Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY CWP GROWTH & INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The Amplify CWP Growth & Income ETF seeks to provide capital appreciation as its primary investment objective and
Objective, Secondary [Text Block]	to provide high current income as its secondary investment objective.
Amplify Junior Silver Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY JUNIOR SILVER MINERS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Junior Silver Miners ETF seeks investment results that generally correlate (before fees and expenses) to the total return performance of the Nasdaq Junior Silver Miners™ Index (the “Index”).

Amplify SILJ Covered Call ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY SILJ COVERED CALL ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to balance high income and capital appreciation through investment exposure to junior silver mining companies and a covered call strategy.
Amplify Small-Mid Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY SMALL-MID CAP EQUITY ETF
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	The Amplify Small-Mid Cap Equity ETF seeks to provide capital appreciation.
Amplify Samsung SOFR ETF
Prospectus [Line Items]
Risk/Return [Heading]	Amplify Samsung SOFR ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Samsung SOFR ETF seeks to provide investors with current income equal to the returns of the Secured Overnight Financing Rate (SOFR).
Amplify BlackSwan Growth & Treasury Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY BLACKSWAN GROWTH & TREASURY CORE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify BlackSwan Growth & Treasury Core ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Index (the “Index”).

Amplify Weight Loss Drug & Treatment ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY WEIGHT LOSS DRUG & TREATMENT ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify Weight Loss Drug & Treatment ETF seeks investment results that generally correspond to the performance (before fees and expenses) of the VettaFi Weight Loss Drug & Treatment Index (the “Index”).

Amplify TLT U.S. Treasury 12% Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY TLT U.S. TREASURY 12% OPTION INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Amplify TLT U.S. Treasury 12% Option Income ETF seeks investment results that generally correspond to the performance (before fees and expenses) of the Bloomberg U.S. Treasury 20+ Year 12% Premium Covered Call 2.0 Index (the “Index”).

Amplify Samsung U.S. Natural Gas Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Amplify Samsung U.S. Natural Gas Infrastructure ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Samsung U.S. Natural Gas Infrastructure ETF seeks to provide investors with long-term capital appreciation.
Amplify CEF High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY CEF HIGH INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify CEF High Income ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Nasdaq CEF High Income™ Index (the “Index”).